SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Employees and related expenses		$ 800	$ 868
Accrued expenses		420	280
Provision for warranty		50
Deferred revenues	[1]	996	992
Other accounts payable		$ 2,266	$ 2,140

[1]	See also note 10.